Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue:
Product	$ 6,306	$ 6,936	$ 16,564	$ 17,826	$ 23,596	$ 19,775	$ 15,730
Contract	1,957	1,320	4,589	4,669	6,862	4,047	3,009
Total revenue, net	8,263	8,256	21,153	22,495	30,458	23,822	18,739
Cost of goods sold:
Product	2,902	2,105	8,554	6,590	8,373	7,865	9,086
Contract	1,002	683	2,368	2,380	3,645	2,310	1,587
Total Cost of goods sold	3,904	2,788	10,922	8,970	12,018	10,175	10,673
Gross profit	4,359	5,468	10,231	13,525	18,440	13,647	8,066
Operating expenses:
Research and development	765	511	2,071	1,888	2,370	1,996	2,081
Selling, general and administrative	1,992	2,054	6,361	6,873	10,055	6,900	6,254
Total operating expenses	2,757	2,565	8,432	8,761	12,425	8,896	8,335
Income (loss) from operations	1,602	2,903	1,799	4,764	6,015	4,751	(269)
Other income (expense):
Interest expense	(26)	(21)	(85)	(79)	(115)	(466)	(1,990)
Interest income	3	2	32	10
Change in fair value of warrant liability	3,028	723	2,548	(9,620)	(15,987)	(6,533)
Other income, net					16	67	400
Total other income (expense), net	3,005	704	2,495	(9,689)	(16,086)	(6,932)	(1,590)
Income (loss) before provision for income taxes	4,607	3,607	4,294	(4,925)	(10,071)	(2,181)	(1,859)
Provision for income tax (benefit) expense	488	56	542	75	(8,931)	90
Net loss (income)	$ 4,119	$ 3,551	$ 3,752	$ (5,000)	$ (1,140)	$ (2,271)	$ (1,859)
Loss (income) per common share, basic	$ 0.13	$ 0.13	$ 0.13	$ (0.27)	$ (0.06)	$ (0.14)	$ (0.13)
Loss (income) per common share, diluted	$ 0.03	$ 0.08	$ 0.02	$ (0.27)	$ (0.06)	$ (0.14)	$ (0.13)
Weighted average number of shares outstanding:
Basic	23,084,229	19,883,029	22,153,525	18,781,185	19,239,933	16,343,650	14,175,220
Diluted	25,322,920	24,244,477	25,642,105	18,781,185	19,239,933	16,343,650	14,175,220